Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of detailed information about share-based payment arrangements
Share-based payments for the year ended December 31, 2024 were allocated to expense accounts as follows:

	General and Administrative Expenses	Royalty Generation Costs	Total
Fair value of options vested	$743	$471	$1,214
RSUs with performance criteria	986	49	1,035
RSUs with no performance criteria	40	57	97
Total	$1,769	$577	$2,346
Share-based payments for the year ended December 31, 2023 were allocated to expense accounts as follows:

	General and Administrative Expenses	Royalty Generation Costs	Total
Fair value of stock options vested	$762	$479	$1,241
RSUs with performance criteria	815	12	827
Total	$1,577	$491	$2,068